Supplemental Cash Flow Information	6 Months Ended
Jun. 30, 2023
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information

10. Supplemental Cash Flow Information

Non-cash investing and financing transactions presented separately from the condensed consolidated statements of cash flows for the six months ended June 30, 2023 and 2022 are as follows (in thousands):

	Six Months Ended June 30,
	2023	2022
Cash paid during the period for interest	$23	$12
Issuance of common stock upon vesting of restricted stock units (Note 8)	$2	$5
Issuance of warrants for debt issuance under the 2020 Loan Agreement	$-	$178
Fair value of liability classified warrants at debt inception date (Note 6)	$663	$3,325
Debt refinanced with new debt (Note 5)	$-	$7,160